ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Variable Account - 8 (collectively, the “Filers”)
DATE:	March 1, 2020
RE:	Nationwide Variable Account - 8 (“Registrant”)
File No. 811-07357
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	CIK Code
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund: Appreciation Portfolio: Initial Shares	0000813383
BNY Mellon Variable Investment Fund: Appreciation Portfolio: Initial Shares	0000813383
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco Oppenheimer V.I. Main Street Fund: Series I	0000896435
Invesco Oppenheimer V.I. Main Street Fund: Series I	0000896435
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I	0001176343
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	0001047909

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	0001047909
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
VanEck VIP Trust - Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Class S	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Class S	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Initial Class	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Initial Class	0000811976

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.